Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Security deposit	$ 72,654	$ 57,395
Prepaid expenses	1,162,048	489,365
Other receivables – Heqin	481,581	458,190
Advance to third party individuals, no interest, payable upon demand	351,526	32,860
Others		29,873
Total	2,067,809	1,067,683
Less: allowance for other receivables	538,108	484,033
Total	$ 1,529,701	$ 583,650